Investments - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Dec. 31, 2011 CNY
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 65,932	414,367		389,630
Carrying amount of equity method investments	27,641	173,716		344,730
Carrying amount of long-term held-to-maturity investments	80,427	505,473		0
Fixed-rate and adjustable-rate products in commercial banks	2,446,372	15,374,961		9,948,896
Available-for-sale debt securities with fixed-rate and adjustable rates	531,154	3,338,196		102,682
Short-term investment gains recorded in earnings	$ 80,284	504,566	49,383